Net Loss per Share Disclosure: Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	18,800,301	44,215,684
Stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	3,095,983	3,095,983
Convertible Preferred Stock amount
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	13,265,856	16,735,086
Convertible Notes amount
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,438,462	24,384,615